                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  30 Rowes Wharf, Suite 500
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-897-5800

Signature, Place, and Date of Signing:

   /s/ Charles Curtis       Boston, Massachusetts        February 11, 2013
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      98
                                         ------------

Form 13F Information Table Value Total:  $1,450,576
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/12

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------

GENERAL MTRS CO JR PFD CNV SRB       CONV    37045V209     9378    212500 SH          Sole              192000         20500
TOTAL SA ADR                         COM     990002H26      411      8000 SH          Sole                8000
3M CO COM                            COM     88579Y101     3157     34000 SH          Sole               34000
ABBOTT LABS COM                      COM     002824100    45779    698915 SH          Sole              637686         61229
AETNA INC NEW COM                    COM     00817Y108     7479    161493 SH          Sole              153112          8381
AMERICAN EXPRESS CO                  COM     025816109    15406    268024 SH          Sole              252774         15250
AMERICAN INT'L GROUP INC             COM     026874784     5479    155200 SH          Sole              139700         15500
ANADARKO PETE CORP                   COM     032511107    19054    256412 SH          Sole              229062         27350
APACHE CORP                          COM     037411105      432      5500 SH          Sole                5500
APPLE INC                            COM     037833100     2554      4800 SH          Sole                4800
ARCHER DANIELS MIDLAND CO            COM     039483102    24989    912348 SH          Sole              819860         92488
AT&T INC COM                         COM     00206R102    96970   2876591 SH          Sole             2629268        247323
BANK OF AMERICA CORPORATION          COM     060505104     3744    322500 SH          Sole              312500         10000
BANK OF NEW YORK MELLON CORP         COM     064058100     4485    174500 SH          Sole              164500         10000
BARRICK GOLD CORP COM                COM     067901108    57714   1648500 SH          Sole             1504800        143700
BAXTER INTL INC COM                  COM     071813109     9440    141612 SH          Sole              130612         11000
BERKSHIRE HATHAWAY INC DEL CL        COM     084670702    12290    137012 SH          Sole              134512          2500
BLACKROCK INC                        COM     09247X101      930      4500 SH          Sole                4500
BOEING CO COM                        COM     097023105     9872    131000 SH          Sole              127000          4000
BP PLC SPONSORED ADR                 COM     055622104     1353     32500 SH          Sole               32500
BRISTOL- MYERS SQUIBB CO             COM     110122108     1059     32500 SH          Sole               32500
BUNGE LIMITED                        COM     G16962105    12658    174140 SH          Sole              158060         16080
CENTURYLINK INC COM                  COM     156700106    33606    859059 SH          Sole              780059         79000
CHESAPEAKE ENERGY CORP               COM     165167107      332     20000 SH          Sole               18500          1500
CHEVRON CORP NEW COM                 COM     166764100     2125     19650 SH          Sole               16000          3650

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/12

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
CISCO SYS INC COM                    COM     17275R102    29473   1499943 SH          Sole             1374284        125659
CITIGROUP INC COM NEW                COM     172967424    27928    705966 SH          Sole              649047         56919
COCA COLA CO COM                     COM     191216100     1269     35000 SH          Sole               35000
COMCAST CORP NEW CL A                COM     20030N101    76286   2041919 SH          Sole             1869620        172299
CORNING INC COM                      COM     219350105      694     55000 SH          Sole               55000
CVS CAREMARK CORP                    COM     126650100    60691   1255251 SH          Sole             1149472        105779
DELTA AIR LINES INC DEL              COM     247361702    43075   3628885 SH          Sole             3280266        348619
DEVON ENERGY CORP                    COM     25179M103      963     18500 SH          Sole               18500
DISNEY WALT CO COM DISNEY            COM     254687106     3585     72000 SH          Sole               69500          2500
DU PONT                              COM     263534109      360      8000 SH          Sole                8000
E M C CORP MASS                      COM     268648102    14900    588929 SH          Sole              543974         44955
ENCANA CORP COM                      COM     292505104       76      3850 SH          Sole                3500           350
EQT CORP COM                         COM     26884L109     3730     63250 SH          Sole               53500          9750
EXPRESS SCRIPTS HOLDING CO           COM     30219G108    39039    722951 SH          Sole              659431         63520
EXXON MOBIL CORP                     COM     30231G102     2538     29325 SH          Sole               29325
FEDEX CORP                           COM     31428X106     1238     13500 SH          Sole               13500
FREEPORT-MCMORAN COPPER & GOLD       COM     35671D857      171      5000 SH          Sole                5000
FRONTIER COMMUNICATIONS CORP         COM     35906A108     6578   1536928 SH          Sole             1419428        117500
GENERAL ELECTRIC CO                  COM     369604103    36613   1744298 SH          Sole             1598298        146000
GENERAL MTRS CO                      COM     37045V100     2973    103112 SH          Sole              100112          3000
GILEAD SCIENCES INC                  COM     375558103      367      5000 SH          Sole                5000
GOLDCORP INC NEW                     COM     380956409     5615    153000 SH          Sole              140000         13000
GOOGLE INC CL A                      COM     38259P508    25606     36198 SH          Sole               33122          3076
HALLIBURTON CO COM                   COM     406216101     1526     44000 SH          Sole               41000          3000
HESS CORP COM                        COM     42809H107    35295    666450 SH          Sole              605931         60519
HEWLETT PACKARD CO COM               COM     428236103     2145    150500 SH          Sole              150500

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/12

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
INTEL CORP COM                       COM     458140100       89      4300 SH          Sole                4300
INTERNATIONAL BUSINESS MACHS C       COM     459200101    17105     89300 SH          Sole               78525         10775
INTL PAPER CO COM                    COM     460146103    16463    413238 SH          Sole              371974         41264
JOHNSON & JOHNSON                    COM     478160104     1136     16200 SH          Sole               16200
JPMORGAN CHASE & CO COM              COM     46625H100    10913    248186 SH          Sole              229336         18850
KROGER CO COM                        COM     501044101    68024   2614300 SH          Sole             2373068        241232
LOWES COS INC COM                    COM     548661107      835     23500 SH          Sole               19500          4000
MARSH & MCLENNAN COS INC COM         COM     571748102     5843    169500 SH          Sole              154000         15500
MERCK & CO INC NEW COM               COM     58933Y105     2948     72000 SH          Sole               64500          7500
METLIFE INC COM                      COM     59156R108    14312    434474 SH          Sole              403724         30750
MICROSOFT CORP                       COM     594918104    55132   2064132 SH          Sole             1890720        173412
MOSAIC CO NEW COM                    COM     61945C103    25306    446866 SH          Sole              406486         40380
MYLAN INC COM                        COM     628530107    41805   1522945 SH          Sole             1379395        143550
NEWMONT MINING CORP COM              COM     651639106     9323    200750 SH          Sole              173600         27150
NEWS CORP CL A                       COM     65248E104      191      7500 SH          Sole                7500
OCCIDENTAL PETE CORP                 COM     674599105    15739    205438 SH          Sole              190958         14480
OMNICARE INC COM                     COM     681904108    35700    988909 SH          Sole              899010         89899
ORACLE CORP COM                      COM     68389X105     7613    228486 SH          Sole              225224          3262
PFIZER INC COM                       COM     717081103    52916   2109967 SH          Sole             1914559        195408
PNC FINANCIAL SERVICES               COM     693475105     4111     70500 SH          Sole               69500          1000
POTASH CORP                          COM     73755L107    25662    630675 SH          Sole              573036         57639
PROCTER & GAMBLE CO COM              COM     742718109     1120     16500 SH          Sole               16500
QUALCOMM INC COM                     COM     747525103     2289     37000 SH          Sole               37000
ROYAL DUTCH SHELL PLC SPONS AD       COM     780259206      862     12500 SH          Sole               12500
SAFEWAY INC COM NEW                  COM     786514208      271     15000 SH          Sole               15000
SAIC INC COM                         COM     78390X101    49117   4338931 SH          Sole             3933937        404994

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/12

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
SCHLUMBERGER LTD                     COM     806857108     3621     52250 SH          Sole               49750          2500
SOUTHWEST AIRLS CO COM               COM     844741108     2145    209500 SH          Sole              209500
SPDR GOLD TRUST GOLD SHS             COM     78463V107     3483     21500 SH          Sole               15500          6000
STATE STREET CORP                    COM     857477103    11701    248912 SH          Sole              234412         14500
SUNCOR ENERGY INC NEW COM            COM     867224107    38420   1164958 SH          Sole             1065960         98998
TALISMAN ENERGY INC COM              COM     87425E103    27360   2414844 SH          Sole             2188844        226000
TARGET CORP COM                      COM     87612E106     2929     49500 SH          Sole               47500          2000
TEVA PHARMACEUTICAL INDS LTD A       COM     881624209     1487     39836 SH          Sole               39836
TIME WARNER CABLE INC                COM     88732J207      316      3250 SH          Sole                2750           500
TIME WARNER INC                      COM     887317303       60      1250 SH          Sole                1250
TOTAL S A SPONSORED ADR              COM     89151E109    12638    243000 SH          Sole              225800         17200
TRAVELERS COMPANIES INC COM          COM     89417E109    18319    255062 SH          Sole              228662         26400
UNITEDHEALTH GROUP INC COM           COM     91324P102     2929     54000 SH          Sole               54000
UNUM GROUP COM                       COM     91529Y106     1978     95000 SH          Sole               86000          9000
US BANCORP DEL COM NEW               COM     902973304     8000    250474 SH          Sole              238774         11700
VALERO ENERGY CORP NEW COM           COM     91913Y100     7608    222980 SH          Sole              203720         19260
VODAFONE GROUP PLC NEW SPONS A       COM     92857W209     3774    149836 SH          Sole              148836          1000
WAL MART STORES INC                  COM     931142103    32321    473700 SH          Sole              432386         41314
WEATHERFORD INTERNATIONAL LTD        COM     H27013103      196     17500 SH          Sole               17500
WELLS FARGO & CO                     COM     949746101      889     26000 SH          Sole               26000
WHITING PETE CORP NEW CO             COM     966387102     2147     49500 SH          Sole               41500          8000